Long-Term Investments	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
9.	LONG-TERM INVESTMENTS
The following table summarizes the Group’s balances of long-term investment
s
:

	As of December 31,
	2022	2023
	RMB	RMB

Long-term t ime deposits (1)	—	8,540,152
W ealth management products (2)	—	677,867
Equity method investments
Guizhou Yushi Digital Venture Capital Partnership (“Yushi Fund”) (3)	317,363	315,947
Others	—	2,349

Subtotal	317,363	318,296

Equity investments without readily determinable fair value s
Plus Automation, Inc (“Plus (US)”) (4)	—	648,458
Plus Corp (“Plus”) (4)	1,100,407	—
Jiayibingding (Beijing) E-commerce Limited (“JYBD”) (5)	350,000	—
Others	6,500	60,000

Subtotal	1,456,907	708,458

Investments in debt securities
Plus PRC Holding Ltd. ( “Plus (CN)”) (4)	—	471,725
Jiayibingding (Beijing) E-commerce Limited (“JYBD”) (5)	—	352,741
Others	—	6,500

Subtotal	—	830,966

Total long-term investments	1,774,270	11,075,739

(1)
The Group’s long-term time deposits are time deposits placed with banks with remaining maturities more than one year, and those matured date within one year is included in short-term investments. As of December 31, 2023, the Group’s long-term time deposits were primarily denominated in USD, and they will be matured in 2025 at the amount equivalent to RMB8,371,752, with the remaining will be matured in 2026. The accrued and unpaid interests of the Group’s long-term time deposits at the amount of RMB184,829 was included in other non-current assets.

(2)
As part of the Group’s cash management program, the Group invested in certain wealth management products issued by financial institutions. These wealth management products were with maturity of over one year, or can be redeemed through advance notice. As the Group intended to hold the investments for long term, all the wealth management products were classified as long-term investments and measured at fair value, and will be reclassified to short-term investments when their matured date becomes within one year.

(3)
Yushi fund (formerly known as Guizhou Fubao Digital Venture Capital Partnership) is a private equity fund incorporated in Guizhou, the PRC. The Group, as a limited partner, acquired 72.58% equity interest of the fund with a cash consideration of RMB323 million in 2021. The Group accounts for the investment as an equity method investment as it has significant influence over but
 does not own a controlling financial interest in the fund.

(4)
Plus is a technology company devoted to the development of commercial vehicle autonomous driving technology. As of December 31, 2022, the Group made a total investment of US$158 million for preferred shares of Plus, representing 28.85% equity interest on an as-if converted basis
 and 56.15% voting rights. However, the Group ha
d
 no control over Plus as it ha
d
 no control over the board of directors that makes all significant decisions in relation to the operating and financing activities of Plus. As the preferred shares were
not in substance common stock due to the liquidation preference and other preferential rights and ha
d
 no readily determinable fair value, the Group ha
d
 accounted for its investment in Plus as an equity investment without readily determinable fair value.

In the third quarter of 2023, Plus conducted a restructuring to split its business between PRC and United States. As a result of the restructuring, the Group’s investment in Plus has been converted to the investment of preferred shares of Plus (CN) and Plus (US). The exchange was accounted for as a nonmonetary transaction, and the acquired preferred shares of Plus (CN) and Plus (US), valued at approximately US$66.6 million and
 US$91.6
million, were recorded in long-term investments as a non-cash investing activity. The exchange gain was reflected in investment income in the consolidated statements of operations and comprehensive (loss) income. The Company has involved an independent valuation firm for the valuation of the share exchange transaction.
As of December 31, 2023, the investment in preferred shares of Plus (US) amounted to approximately
 US$91.6 million, representing 19.83% equity interest
on an as-if converted basis
and 1.23%
voting rights of Plus (US). As the investment in preferred shares in Plus(US) are not in substance common stock due to the liquidation preference and other preferential rights and have no readily determinable fair value, the Group has accounted for its investment in Plus (US) as an equity investment without readily determinable fair value.
As of December 31, 2023, the investment in preferred shares of Plus (CN) amounted to approximately
US$66.6 million, representing 51% equity interest

on an as-if converted basis
 and 61.88% voting rights. However, the Group has no control over Plus (CN) as it has no control over the board of directors that makes all significant decisions in relation to the operating and financing activities of Plus (CN). As the preferred shares held by the Group are redeemable merely by passage of time and are redeemable at the option of the Group, the Group accounted for its investment in Plus (CN) as available-for-sale
investment in debt security which is measured at its fair value with the change of fair value recognized as other comprehensive income.

The fair value of the Group’s investment in Plus (CN) as at December 31, 2023 approximates the fair value as at the completion date of the exchange transaction, therefore no fair value change was recognized as other comprehensive income for the year ended December 31, 2023.

(5)
JYBD is an E-commerce platform selling products related to vehicle maintenance and modification. As of December 31, 2022, the total investment in preferred shares of JYBD amounted to
 RMB350
million, representing
 24.37%
equity interest on an as-if converted basis. As the preferred shares were not in substance common stock due to the liquidation preference and other preferential rights and had no readily determinable fair value, the Group accounted for its investment in JYBD as an equity investment without readily determinable fair value as of December 31, 2022.

In the fourth quarter of 2023, the Group’s investment in JYBD became redeemable within the control of the Group and was therefore reclassified to investment in available-for-sale debt security, and the investment was then measured at its fair value with the change of fair value recognized as other comprehensive income. The difference between the fair value of the new instrument and the carrying value of the Group’s investment in JYBD as at the reclassification date was reflected in investment income in the consolidated statements of operations and comprehensive (loss) income, and was not material. The fair value of the Group’s new instrument in JYBD as at December 31, 2023 approximates the fair value as at the reclassification date, therefore no fair value change was recognized as other comprehensive income for the year ended December 31, 2023.